Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income (Loss)
Revenues	$ 49,230,570	$ 29,561,399	$ 42,297,612
Cost of revenues	43,253,070	21,532,319	31,741,753
Gross Profit	5,977,500	8,029,080	10,555,859
Operating expenses
Selling expenses	319,946	320,479	730,834
General and administrative expenses	4,655,382	4,971,804	4,625,563
Impairment of goodwill and intangible asset	9,584,000	0	0
Research and development expenses	327,260	386,628	627,577
Total operating expenses	14,886,588	5,678,911	5,983,974
Income (loss) from operations	(8,909,088)	2,350,169	4,571,885
Other income (expenses)
Interest income	53,060	56,894	18,648
Interest expense	(443,262)	(626,343)	(551,044)
Other income, net	3,669	247,069	436,095
Total other expenses	(386,533)	(322,380)	(96,301)
Income (loss) before provision for income taxes	(9,295,621)	2,027,789	4,475,584
Provision for income taxes	363,662	1,031,158	1,528,003
Net income (loss) from continuing operations	(9,659,283)	996,631	2,947,581
Discontinued operation:
Income from discontinued operations, net of tax	270,479	83,367	65,550
Loss from disposal of discontinued operations	(569,891)	0	0
Net income (loss) from discontinued operations	(299,412)	83,367	65,550
Net income (loss)	(9,958,695)	1,079,998	3,013,131
Less: net loss attributable to noncontrolling interest from continuing operations	(3,601,728)	(896,769)	(754,084)
Net income (loss) attributable to common stockholders of Tantech Holdings Ltd	(6,356,967)	1,976,767	3,767,215
Net income (loss)	(9,958,695)	1,079,998	3,013,131
Other comprehensive income (loss):
Foreign currency translation adjustment	(5,494,731)	(949,689)	4,341,324
Comprehensive income (loss)	(15,453,426)	130,309	7,354,455
Less: Comprehensive loss attributable to noncontrolling interest	(3,571,880)	(881,364)	(784,186)
Comprehensive income (loss) attributable to common stockholders of Tantech Holdings Ltd.	$ (11,881,546)	$ 1,011,673	$ 8,138,641
Earnings (loss) per share - Basic and Diluted , Continuing operations	$ (0.21)	$ 0.07	$ 0.15
Earnings (loss) per share - Basic and Diluted , Discontinued operations	(0.01)	0.00	0.00
Total	$ (0.22)	$ 0.07	$ 0.15
Weighted Average Shares Outstanding - Basic and diluted, Continuing operations and discontinued operations	28,853,242	28,745,571	25,971,912